Basis of Presentation and Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Mar. 31, 2023
Data center mining equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time of plant and equipment, major assets	4 years
Data center mining equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time of plant and equipment, major assets	2 years
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time of plant and equipment, major assets	15 years